Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is subject to United States federal and state income tax examinations by tax authorities for any years that have net operating losses open until the net operating losses are used.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference. The income tax provision (benefit) from continuing operations consists of the following at December 31, 2018 and 2017:

	2018	2017
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,157,035)	8,371,516
State	(383,705)	1,489,172
Foreign	2,673	(19,224)
Change in valuation allowance	2,538,067	(9,841,464)
	$-	$-

On December 22, 2017, H.R. 1, commonly known as the Tax Cuts and Jobs Act (the “Act”) was signed into law. The Act reduced the Company’s corporate federal tax rate from 35% to 21% effective January 1, 2018 and changed certain other provisions. As a result, the Company is required to re-measure the deferred tax assets and liabilities using the enacted rate at which they expect them to be recovered or settled. The effect of this re-measurement is recorded to income tax expense in the year the tax law is enacted. For 2017, the re-measurement of our net deferred tax asset resulted in a $11.1 million adjustment to the income tax provision (benefit) at December 31, 2017. The transition tax is based on total post-1986 earnings and profits which were previously deferred from U.S. income taxes. At December 31, 2018 and 2017, the Company did not have any undistributed earnings of our foreign subsidiaries. As a result, no additional income or withholding taxes have been provided for. The Company does not anticipate any impacts of the global intangible low taxed income (“GILTI”) and base erosion anti-abuse tax (“BEAT”) and as such, the Company has not recorded any impact associated with either GILTI or BEAT.

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 21% for the years ended December 31, 2018 and 2017 to pretax loss from operations as a result of the following for the years ended December 31, 2018 and 2017:

	2018	2017

Tax benefit at statutory rate	$(2,442,593)	$(1,938,278)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(343,257)	(136,538)
Non-deductible loss on warrant valuation adjustment	(11,629)	199,055
Income (loss) from foreign subsidiaries	6,699	(34,552)
Change in valuation allowance	2,538,067	(9,841,464)
Tax reform rate adjustment	-	11,827,143
Other	252,713	(75,366)
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2018 and 2017 are as follows:

	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$21,320,935	$19,406,373
Net operating loss carryforwards - foreign	16,551	139,675
Excess of tax basis over book value of
property and equipment	(2,229)	6,978
Excess of tax basis over book value
of intangible assets	146,943	220,180
Stock-based compensation	1,520,209	906,526
Accrued employee compensation	83,393	-
Captialized equity costs	49,471	49,471
Inventory reserve	29,510	17,962
	23,164,783	20,747,165
Valuation allowance	(23,164,783)	(20,747,165)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal and state net operating loss carryforwards of approximately $77.9M from years ending December 31, 2005 through December 31, 2017 will begin to expire in 2025. The federal and state net operating loss carryforward for the year ended December 31, 2018 of $8.3M will not expire. The foreign net operating loss carryforward at December 31, 2018 of $86K will begin to expire in 2024.